Acquisitions & Dispositions (Pro Forma) (Details) - Global Tubing LLC - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Net sales	$ 901,856	$ 659,108
Net loss attributable to common stockholders	$ (125,204)	$ (101,173)